FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	716-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
November 5, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $115,549

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     2872    86775 SH       SOLE                    86775
American Express Co.           COM              025816109     4889   168240 SH       SOLE                   168240
American Home Products         COM              026609107      229     3930 SH       SOLE                     3930
Amgen, Inc.                    COM              031162100     1674    28485 SH       SOLE                    28485
Applera Corp.-Applied Biosyste COM              038020103     2537   103975 SH       SOLE                   103975
Applied Materials, Inc.        COM              038222105     4093   143900 SH       SOLE                   143900
Bank of America                COM              060505104      770    13180 SH       SOLE                    13180
Belo Corp. Cl. A               COM              080555105     1756   109450 SH       SOLE                   109450
Berkshire Hathaway Cl. B       COM              084670207     6324     2714 SH       SOLE                     2714
Biovail Corp.                  COM              09067J109      290     6250 SH       SOLE                     6250
Bristol-Myers Squibb Co.       COM              110122108      296     5325 SH       SOLE                     5325
Campbell Soup Co.              COM              134429109     3024   108005 SH       SOLE                   108005
Cintas Corp.                   COM              172908105      956    23723 SH       SOLE                    23723
Cisco Systems, Inc.            COM              17275R102     2393   196437 SH       SOLE                   196437
Citigroup, Inc.                COM              172967101     3355    82848 SH       SOLE                    82848
Coca-Cola Co.                  COM              191216100     6462   137922 SH       SOLE                   137922
Colgate-Palmolive Co.          COM              194162103      414     7100 SH       SOLE                     7100
Costco Cos.                    COM              22160K105      315     8850 SH       SOLE                     8850
Dell Computer Corp.            COM              247025109     3206   173009 SH       SOLE                   173009
EMC Corporation                COM              268648102     2797   238025 SH       SOLE                   238025
Gannett Co., Inc.              COM              364730101      994    16532 SH       SOLE                    16532
General Electric Co.           COM              369604103     3413    91760 SH       SOLE                    91760
Gillette Co.                   COM              375766102     4943   165867 SH       SOLE                   165867
Greenpoint Financial Corp.     COM              395384100      632    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     3864   100375 SH       SOLE                   100375
Home Depot, Inc.               COM              437076102      405    10550 SH       SOLE                    10550
Intel Corp.                    COM              458140100     3778   184815 SH       SOLE                   184815
International Business Machine COM              459200101      364     3964 SH       SOLE                     3964
Johnson & Johnson, Inc.        COM              478160104     5289    95466 SH       SOLE                    95466
McDonalds Corp.                COM              580135101     4019   148071 SH       SOLE                   148071
Medtronic, Inc.                COM              585055106     3953    90883 SH       SOLE                    90883
Merck & Co., Inc.              COM              589331107     3493    52448 SH       SOLE                    52448
Microsoft Corp.                COM              594918104     3100    60575 SH       SOLE                    60575
Minnesota Mining & Manufacturi COM              604059105     3062    31116 SH       SOLE                    31116
Nokia Corp. ADS                COM              654902204     1579   100920 SH       SOLE                   100920
Paychex, Inc.                  COM              704326107      734    23279 SH       SOLE                    23279
PepsiCo, Inc.                  COM              713448108      208     4281 SH       SOLE                     4281
Pfizer, Inc.                   COM              717081103     5122   127742 SH       SOLE                   127742
Schering-Plough Corp.          COM              806605101     3840   103512 SH       SOLE                   103512
Starbucks Corp.                COM              855244109     1727   115580 SH       SOLE                   115580
Symbol Technologies, Inc.      COM              871508107     2188   208618 SH       SOLE                   208618
Sysco Corp.                    COM              871829107     2746   107505 SH       SOLE                   107505
Texas Instruments, Inc.        COM              882508104      245     9825 SH       SOLE                     9825
United Parcel Service Cl. B    COM              911312106      342     6575 SH       SOLE                     6575
United Technologies Corp.      COM              913017109     1616    34763 SH       SOLE                    34763
Walt Disney Co.                COM              254687106     3641   195530 SH       SOLE                   195530
Wells Fargo & Co.              COM              949746101      728    16375 SH       SOLE                    16375
Wrigley, (Wm.) Jr. Co.         COM              982526105      875    17064 SH       SOLE                    17064